Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Masco Corporation
Entity Central Index Key	0000062996
Amendment Flag	false
EBP 033
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Masco Corporation
Entity Central Index Key	0000062996
Amendment Flag	false